INCOME TAXES (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent			25.00%	25.00%	25.00%
Operating Loss Carryforwards			$ 302,480,000
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Amount			16,738,000	$ 28,815,000	$ 22,200,000
Assesable Profit To Determine Applicable Tax Rate			2,000,000
Income Tax Examination, Penalties and Interest Expense			4,324,000	$ 0	$ 0
2015 Year [Member]
Income Taxes [Line Items]
Income Tax Examination, Penalties Expense			2,664,000
2016 Year [Member]
Income Taxes [Line Items]
Income Tax Examination, Penalties Expense			$ 1,660,000
PRC Enterprise Income Tax [Member]
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent			25.00%
PRC Enterprise Income Tax [Member] | Wangfan Linghang Mobile Network Technology Co., Ltd. Linghang [Member]
Income Taxes [Line Items]
Preferential tax rate	15.00%	15.00%	15.00%
PRC Enterprise Income Tax [Member] | Beijing Yuehang Tianyi Electronic Information Technology Co., Ltd [Member]
Income Taxes [Line Items]
Preferential tax rate	15.00%	15.00%	15.00%
Inland Revenue, Hong Kong [Member] | Corporate Entity [Member] | Maximum [Member]
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent			16.50%
Inland Revenue, Hong Kong [Member] | Corporate Entity [Member] | Minimum [Member]
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent			8.25%
Inland Revenue, Hong Kong [Member] | Non Corporate Entity [Member] | Maximum [Member]
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent			15.00%
Inland Revenue, Hong Kong [Member] | Non Corporate Entity [Member] | Minimum [Member]
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent			7.50%
Chuangyi Technology [Member]
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent			15.00%
Chuangyi Technology [Member] | PRC Enterprise Income Tax [Member]
Income Taxes [Line Items]
Preferential tax rate			25.00%	15.00%	15.00%
Xi'an Shengshi Dinghong Information Technology Co., Ltd. Xi'an Shengshi [Member] | PRC Enterprise Income Tax [Member]
Income Taxes [Line Items]
Tax exempt period			2 years
Preferential tax rate					15.00%	15.00%	15.00%	12.50%	12.50%	12.50%
Effective Income Tax Rate Reconciliation, Percent				25.00%